Pension and Postretirement Benefits - Schedule of Expected Benefit Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Defined Benefit Plan, Expected Future Benefit Payments, Maturity [Line Items]
2014	$ 17,608
2015	8,910
2016	9,304
2017	9,631
2018	9,636
2019-2023	45,993
Total	101,082
Other Postretirement Benefit Obligations [Member]
Defined Benefit Plan, Expected Future Benefit Payments, Maturity [Line Items]
2014	1,813
2015	1,874
2016	1,944
2017	1,984
2018	2,021
2019-2023	10,892
Total	20,528
Pensions (Including Monthly Financial Support) [Member]
Defined Benefit Plan, Expected Future Benefit Payments, Maturity [Line Items]
2014	4,324
2015	4,009
2016	4,089
2017	4,119
2018	4,168
2019-2023	19,616
Total	40,325
Other Benefits [Member]
Defined Benefit Plan, Expected Future Benefit Payments, Maturity [Line Items]
2014	13,284
2015	4,901
2016	5,215
2017	5,512
2018	5,468
2019-2023	26,377
Total	$ 60,757